Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Aggregate net amounts of lease and maintenance expenses	$ 684	$ 830	$ 863
Administrative and IT services amount	33	33	30
Aggregate amounts	44	446	52
Purchased inventory	89
Salary expenses	140	119	112
Annual bonuses amounting	$ 106	40
Affiliates amount of related party		$ 121	$ 67